Patents (Details Narrative) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquisition of patents	$ 3,000,000
Settlement Agreement [Member]
Acquisition of patents	$ 4,500,000	$ 4,500,000
Patents expire period	2024
Patent amortization description	Patent portfolio is amortized through 2024